Auditor’s remuneration	12 Months Ended
Dec. 31, 2021
Additional information [abstract]
Auditor's remuneration	Auditor’s remuneration

			$ million
Fees	2021	2020	2019
The audit of the company annual accounts[a]	37	30	32
The audit of accounts of subsidiaries of the company	15	11	11
Total audit	52	41	43
Audit-related assurance services[b]	5	11	4
Total audit and audit-related assurance services	57	52	47
Non-audit and other assurance services	—	1	1
Services relating to bp pension plans	1	1	1
	58	54	49
[a] Fees in respect of the audit of the accounts of BP p.l.c. including the group’s consolidated financial statements.
[b] Includes interim reviews and audit of internal control over financial reporting and non-statutory audit services. 2020 fees include audit fees relating to the Petrochemicals disposal.

With effect from 2018, following a competitive tender process, Deloitte LLP (Deloitte) was appointed as auditor of the Company, replacing Ernst & Young LLP (EY).
2021 includes $1.0 million of additional fees for 2020. 2020 includes $0.5 million of additional fees for 2019. 2019 includes $3.6 million of additional fees for 2018. Auditor's remuneration is included in the income statement within distribution and administration expenses.
Tax services (in relation to income tax, indirect tax compliance, employee tax services and tax advisory services) were $nil in all periods presented.
The audit committee has established pre-approval policies and procedures for the engagement of Deloitte to render audit and certain assurance and other services. The audit fees payable to Deloitte were considered as part of the audit tender process in 2016 and challenged by the audit committee through comparison with the audit pricing proposals of the other bidding firms. Changes in audit fees subsequent to the audit tender, including matters relevant to the 2021 audit, have been reviewed and challenged by the Audit Committee, before being approved. Deloitte performed further assurance services that were not prohibited by regulatory or other professional requirements and were pre-approved by the Committee. Deloitte is engaged for these services when its expertise and experience of bp are important. Most of this work is of an audit-related or assurance nature.
Under SEC regulations, the remuneration of the auditor of $58 million (2020 $54 million and 2019 $49 million) is required to be presented as follows: audit $52 million (2020 $41 million and 2019 $43 million); other audit-related $5 million (2020 $11 million and 2019 $4 million); tax $nil (2020 $nil and 2019 $nil); and all other fees $1 million (2020 $2 million and 2019 $2 million).